Fair Value Measurements (Schedule Of Reconciliation Of Investment Securities Available For Sale Measured At Fair Value On A Recurring Basis Level 3 Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 2,096	$ 1,871
Impairment losses on investment securities	465	0
Gains on sale of investment securities	3,978
Included in other comprehensive income	(3,074)	225
Dispositions	0	0
Transfers into Level 3	0	0
Ending Balance	$ 2,535	$ 2,096